Shareholder Report, Average Annual Return (Details)		12 Months Ended	45 Months Ended	60 Months Ended	67 Months Ended	111 Months Ended	120 Months Ended
		May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000213942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[1]	14.84%		7.16%	7.23%
C000213941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[2],[3]	14.97%	7.25%	7.20%
C000213946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — with sales load
Average Annual Return, Percent	[4]	3.10%		7.80%			5.28%
C000213947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — with sales load
Average Annual Return, Percent	[5]	7.28%		8.22%			5.27%
C000213944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[6]	9.40%		9.31%			6.16%
C000213945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[7],[8]	9.41%		9.36%			6.20%
C000213949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[9]	10.78%		7.18%	9.39%
C000213950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[10],[11]	11.25%		7.29%		9.45%
Without Sales Load [Member] | C000213946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — without sales load
Average Annual Return, Percent	[4]	9.09%		9.03%			5.88%
Without Sales Load [Member] | C000213947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — without sales load
Average Annual Return, Percent	[5]	8.23%		8.22%			5.27%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		13.04%	4.87%	7.08%	4.87%
Morningstar Diversified Emerging Markets Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Diversified Emerging Markets Funds Average
Average Annual Return, Percent		9.65%	4.40%	7.03%	4.40%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		13.75%		10.37%	8.33%	8.33%	5.47%
Morningstar Foreign Large Blend Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Blend Funds Average
Average Annual Return, Percent		12.87%		10.53%			5.31%
MSCI Emerging Markets Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Growth Index
Average Annual Return, Percent		15.05%	5.41%	5.12%	5.41%
MSCI ACWI ex USA Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Growth Index
Average Annual Return, Percent		10.81%		7.33%	8.08%	8.08%
Morningstar Foreign Large Growth Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Growth Funds Average
Average Annual Return, Percent		10.76%		7.53%	8.14%	8.14%

[1]	Commenced operations on November 15, 2019. The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund's Class I Shares which commenced operations on March 31, 2017.
[2]	The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund's Class I Shares which commenced operations on March 31, 2017.
[3]	The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.
[4]	The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
[5]	The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
[6]	The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
[7]	The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
[8]	The Fund’s Class R6 Shares commenced operations on June 11, 2018. For the periods prior to the commencement of operations of the Fund's Class R6 Shares, the performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.
[9]	Commenced operations on November 15, 2019. The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund's Class I Shares which commenced operations on February 29, 2016.
[10]	The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund's Class I Shares which commenced operations on February 29, 2016.
[11]	The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.